Schedule of earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net earnings (loss) for the year attributable to controlling shareholders	R$ 499,385	R$ 1,518,492	R$ 1,067,312
Net earnings (loss) for the exercise attributable to controlling shareholders	(79,930)		(904,628)
Net earnings (loss) for the year attributable to controlling shareholders	R$ 419,455		R$ 162,684
Common Shares	812,473,246	812,473,246	812,473,246
Common shares	812,473,246,000		812,473,246,000
Common Shares	812,473,246
[custom:WeightedAverageSharesContinuedAndDiscontinuedOperationsOperations]			812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	807,929,481,000	809,110,872,000	811,539,167,000
Weighted average number of outstanding shares - basic (except treasury shares)	807,929,481		811,539,167
Weighted average number of outstanding shares - basic (except treasury shares)	807,929,481		811,539,167
Net earnings (loss) per share basic - R$	R$ 0.62	R$ 1.88	R$ 1.32
Net (loss) per share basic - R$	(0.10)		(1.11)
Net earnings (loss) per share basic - R$	R$ 0.52		R$ 0.20
Net earnings (loss) for the year attributable to controlling shareholders	R$ 499,385	R$ 1,518,492	R$ 1,067,312
Net earnings (loss) for the year attributable to controlling shareholders	(79,930)		(904,628)
Net earnings (loss) for the year attributable to controlling shareholders	R$ 419,455		R$ 162,684
Weighted average number of outstanding shares - basic (except treasury shares)	807,929,481	809,110,872	811,539,167
Weighted average number of outstanding shares - basic (except treasury shares)	807,929,481		811,539,167
Weighted average number of outstanding shares - basic (except treasury shares)	807,929,481		811,539,167
Number of potential shares	749,167,000	2,237,936,000	2,327,952,000
Number of potential shares	749,167		2,327,952
Weighted average number of outstanding shares - diluted	808,678,648	811,348,808	813,867,119
Weighted average number of outstanding shares - diluted	807,929,481		811,539,167
Weighted average number of outstanding shares - diluted	808,678,648	807,464,700	813,867,119
Net earnings (loss) per share diluted - R$	R$ 0.62	R$ 1.87	R$ 1.31
Net earnings (loss) per share diluted - R$	0.10		1.11
Net earnings (loss) per share diluted - R$	R$ 0.52		R$ 0.20